ORGANIZATION, DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details Narrative)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Entity corporation incorporated date	Jun. 25, 2009
Entity corporation state name	State of Nevada